Hedging Financial Instruments - Summary of Information Relating to Hedges for Foreign Currency Risk (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (109.6)	$ (3.7)	$ 41.0
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	(109.6)		41.0
Cash flow hedges [member] | Forecast Transaction Capital Expenditures [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	109.6		(41.0)
Cash flow hedges [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 1,342.4		3,917.7	€ 40.0	€ 112.0
Maturity	2020-01	2020-01
Balance in Other Equity (Continuing Hedges)	$ (3.8)		23.6
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (109.6)		34.6
Cash flow hedges [member] | Foreign currency deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness			$ 6.4
Bottom of range [member] | Cash flow hedges [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity			2019-02
Top of range [member] | Cash flow hedges [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maturity			2019-04